Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2019	Mar. 31, 2019
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		¥ 51,551
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(1,119)
Available-for-sale Securities, 12 months or more Fair value		98,830
Available-for-sale Securities, 12 months or more Gross unrealized losses		(4,381)
Available-for-sale Securities, Total Fair value		150,381
Available-for-sale Securities, Total Gross unrealized losses		(5,500)
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 86,920
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(2,228)
Available-for-sale debt Securities, 12 months or more Fair value	153,775
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(6,927)
Available-for-sale debt Securities, Total Fair value	240,695
Available-for-sale debt Securities, Total Gross unrealized losses	(9,155)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		1,329
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(35)
Available-for-sale Securities, 12 months or more Fair value		4,510
Available-for-sale Securities, 12 months or more Gross unrealized losses		(201)
Available-for-sale Securities, Total Fair value		5,839
Available-for-sale Securities, Total Gross unrealized losses		(236)
Available-for-sale debt Securities, Less than 12 months Fair value	71,088
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(623)
Available-for-sale debt Securities, 12 months or more Fair value	220
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1)
Available-for-sale debt Securities, Total Fair value	71,308
Available-for-sale debt Securities, Total Gross unrealized losses	(624)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		9,156
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(18)
Available-for-sale Securities, 12 months or more Fair value		68,924
Available-for-sale Securities, 12 months or more Gross unrealized losses		(2,346)
Available-for-sale Securities, Total Fair value		78,080
Available-for-sale Securities, Total Gross unrealized losses		(2,364)
Available-for-sale debt Securities, Less than 12 months Fair value	152,919
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,351)
Available-for-sale debt Securities, 12 months or more Fair value	23,731
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,934)
Available-for-sale debt Securities, Total Fair value	176,650
Available-for-sale debt Securities, Total Gross unrealized losses	(3,285)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		10,194
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(362)
Available-for-sale Securities, 12 months or more Fair value		7,147
Available-for-sale Securities, 12 months or more Gross unrealized losses		(679)
Available-for-sale Securities, Total Fair value		17,341
Available-for-sale Securities, Total Gross unrealized losses		(1,041)
Available-for-sale debt Securities, Less than 12 months Fair value	8,700
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(273)
Available-for-sale debt Securities, 12 months or more Fair value	8,715
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,067)
Available-for-sale debt Securities, Total Fair value	17,415
Available-for-sale debt Securities, Total Gross unrealized losses	(1,340)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		10,253
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(411)
Available-for-sale Securities, 12 months or more Fair value		28,748
Available-for-sale Securities, 12 months or more Gross unrealized losses		(978)
Available-for-sale Securities, Total Fair value		39,001
Available-for-sale Securities, Total Gross unrealized losses		(1,389)
Available-for-sale debt Securities, Less than 12 months Fair value	13,573
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(254)
Available-for-sale debt Securities, 12 months or more Fair value	26,723
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,344)
Available-for-sale debt Securities, Total Fair value	40,296
Available-for-sale debt Securities, Total Gross unrealized losses	(1,598)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		82,483
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(1,945)
Available-for-sale Securities, 12 months or more Fair value		208,159
Available-for-sale Securities, 12 months or more Gross unrealized losses		(8,585)
Available-for-sale Securities, Total Fair value		290,642
Available-for-sale Securities, Total Gross unrealized losses		¥ (10,530)
Available-for-sale debt Securities, Less than 12 months Fair value	333,200
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(4,729)
Available-for-sale debt Securities, 12 months or more Fair value	213,164
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(11,273)
Available-for-sale debt Securities, Total Fair value	546,364
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (16,002)